Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 107	$ 24
Provision for credit losses	(32)	83
Exchange rate changes/other	0	0
Balance at end of period	75	107
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	6,115	3,419
Provision for credit losses	(672)	4,231
Net write-offs	(794)	(1,340)
Exchange rate changes/other	(230)	(195)
Balance at end of period	4,419	6,115
Allowance for credit losses [member] | Allowance for Loan Losses [Member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	5,639	3,100
Balance at end of period	4,089	5,639
Allowance for credit losses [member] | Other Liabilities And Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	363	295
Balance at end of period	241	363
Allowance for credit losses [member] | Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	107	24
Balance at end of period	75	107
Allowance for credit losses [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	6
Balance at end of period	14	6
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	518	402
Provision for credit losses	(43)	190
Net write-offs	(27)	(34)
Exchange rate changes/other	(32)	(40)
Balance at end of period	416	518
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,309	935
Provision for credit losses	23	801
Net write-offs	(247)	(411)
Exchange rate changes/other	(6)	(16)
Balance at end of period	1,079	1,309
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,246	832
Provision for credit losses	(72)	900
Net write-offs	(297)	(484)
Exchange rate changes/other	(2)	(2)
Balance at end of period	875	1,246
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	140	61
Provision for credit losses	12	117
Net write-offs	(23)	(31)
Exchange rate changes/other	48	(7)
Balance at end of period	177	140
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	2,795	1,165
Provision for credit losses	(560)	2,140
Net write-offs	(200)	(380)
Exchange rate changes/other	(238)	(130)
Balance at end of period	$ 1,797	$ 2,795